Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
(Administrator) | (WFA Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet completed a full fiscal year, the portfolio turnover rate is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes that GMO believes offer the most attractive return and risk opportunities. The asset classes include:

  U.S. and foreign equity, including emerging markets;

  U.S. and foreign fixed income, including emerging markets; and

  alternative asset classes, including real estate and commodities.

GMO uses multi-year forecasts of returns and risk for asset classes to determine Benchmark-Free Allocation Fund's allocations. The factors considered and investment methods used by GMO can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in the GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the "underlying funds"), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, GMO Emerging Country Debt Fund, and GMO Flexible Equities Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly.

Benchmark-Free Allocation Fund seeks annualized excess returns of 5% (net of Benchmark-Free Allocation Fund fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark.

Benchmark-Free Allocation Fund is permitted to invest (through GMO Implementation Fund, another underlying fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying funds is not subject to any limits.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign investments, on transactions in those investments and on the repatriation of proceeds generated from those investments. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Large Shareholder Risk. To the extent a large number of shares of the Fund is held by a single shareholder (e.g., institutional investors), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares will disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Liquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized excess returns Benchmark-Free Allocation seeks above the Consumer Price Index). Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement such fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equities at a discount from their value as determined by GMO, the Benchmark-Free Allocation Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund's shares will be adversely affected if the equities that are subject of the underlying fund's short position appreciate in value.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Options Risk. The market price of options written by an underlying fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.

Short Sales Risk. The Fund runs the risk that an underlying fund's loss on a short sales of securities that the underlying Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +8.94%

Lowest Quarter:  4th Quarter 2008 -7.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[9]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Administrator) | (WFA Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	6.60%
(Administrator) | (WFA Absolute Return Fund) | Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	5.64%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	5.58%
(Administrator) | (WFA Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	2.38%
(Administrator) | (WFA Absolute Return Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,820
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	15.38%
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Administrator) | (WFA Absolute Return Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Administrator) | (WFA Absolute Return Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Institutional) | (WFA Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet completed a full fiscal year, the portfolio turnover rate is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes that GMO believes offer the most attractive return and risk opportunities. The asset classes include:

  U.S. and foreign equity, including emerging markets;

  U.S. and foreign fixed income, including emerging markets; and

  alternative asset classes, including real estate and commodities.

GMO uses multi-year forecasts of returns and risk for asset classes to determine Benchmark-Free Allocation Fund's allocations. The factors considered and investment methods used by GMO can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in the GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the "underlying funds"), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, GMO Emerging Country Debt Fund, and GMO Flexible Equities Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly.

Benchmark-Free Allocation Fund seeks annualized excess returns of 5% (net of Benchmark-Free Allocation Fund fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark.

Benchmark-Free Allocation Fund is permitted to invest (through GMO Implementation Fund, another underlying fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying funds is not subject to any limits.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign investments, on transactions in those investments and on the repatriation of proceeds generated from those investments. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Large Shareholder Risk. To the extent a large number of shares of the Fund is held by a single shareholder (e.g., institutional investors), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares will disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Liquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized excess returns Benchmark-Free Allocation seeks above the Consumer Price Index). Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement such fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equities at a discount from their value as determined by GMO, the Benchmark-Free Allocation Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund's shares will be adversely affected if the equities that are subject of the underlying fund's short position appreciate in value.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Options Risk. The market price of options written by an underlying fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.

Short Sales Risk. The Fund runs the risk that an underlying fund's loss on a short sales of securities that the underlying Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class	[10]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +8.94%

Lowest Quarter:  4th Quarter 2008 -7.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Institutional) | (WFA Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	6.60%
(Institutional) | (WFA Absolute Return Fund) | Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	5.64%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	5.58%
(Institutional) | (WFA Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	2.38%
(Institutional) | (WFA Absolute Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,521
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	15.38%
Annual Return 2006	rr_AnnualReturn2006	11.90%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(12.04%)
Annual Return 2009	rr_AnnualReturn2009	19.56%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Institutional) | (WFA Absolute Return Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Institutional) | (WFA Absolute Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(Retail) | (WFA Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 22 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet completed a full fiscal year, the portfolio turnover rate is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 22 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified investment that invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). GMO seeks to achieve Benchmark-Free Allocation Fund's investment objective by investing in asset classes that GMO believes offer the most attractive return and risk opportunities. The asset classes include:

  U.S. and foreign equity, including emerging markets;

  U.S. and foreign fixed income, including emerging markets; and

  alternative asset classes, including real estate and commodities.

GMO uses multi-year forecasts of returns and risk for asset classes to determine Benchmark-Free Allocation Fund's allocations. The factors considered and investment methods used by GMO can change over time.

Benchmark-Free Allocation Fund is structured as a fund of funds and gains its investment exposures primarily by investing in the GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the "underlying funds"), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, GMO Emerging Country Debt Fund, and GMO Flexible Equities Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly.

Benchmark-Free Allocation Fund seeks annualized excess returns of 5% (net of Benchmark-Free Allocation Fund fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. GMO does not manage Benchmark-Free Allocation Fund to, or control Benchmark-Free Allocation Fund's risk relative to, any securities index or securities benchmark.

Benchmark-Free Allocation Fund is permitted to invest (through GMO Implementation Fund, another underlying fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Benchmark-Free Allocation Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and other underlying funds. GMO's ability to shift investments within GMO Implementation Fund and between it and other underlying funds is not subject to any limits.

Benchmark-Free Allocation Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate.

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Commodities Risk. Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.

Counterparty Risk. The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities (also known as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign investments, on transactions in those investments and on the repatriation of proceeds generated from those investments. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Large Shareholder Risk. To the extent a large number of shares of the Fund is held by a single shareholder (e.g., institutional investors), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares will disrupt the Fund's operations.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

Liquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds run the risk that GMO's investment techniques will fail to produce desired results (including the annualized excess returns Benchmark-Free Allocation seeks above the Consumer Price Index). Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement such fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses or impair operations for Benchmark-Free Allocation Fund or the underlying funds.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions, could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. The market price of fixed income investments with complex structures, such as asset backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

Market Risk - Equities. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equities at a discount from their value as determined by GMO, the Benchmark-Free Allocation Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund's shares will be adversely affected if the equities that are subject of the underlying fund's short position appreciate in value.

Market Risk - Fixed Income Investments. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.

Options Risk. The market price of options written by an underlying fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.

Short Sales Risk. The Fund runs the risk that an underlying fund's loss on a short sales of securities that the underlying Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. To the extent an underlying fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Funds Risk. The Fund invests a portion of its assets in shares of one or more other funds that are not "diversified" investment companies within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were "diversified." The Fund may invest without limitation in funds that are not diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[11]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +8.90%

Lowest Quarter:  4th Quarter 2008 -7.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)	[11]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Retail) | (WFA Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	6.60%
(Retail) | (WFA Absolute Return Fund) | Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	5.64%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	5.58%
(Retail) | (WFA Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	2.38%
(Retail) | (WFA Absolute Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.69%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	737
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,458
Annual Return 2004	rr_AnnualReturn2004	16.89%
Annual Return 2005	rr_AnnualReturn2005	15.19%
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	10.09%
Annual Return 2008	rr_AnnualReturn2008	(12.18%)
Annual Return 2009	rr_AnnualReturn2009	19.37%
Annual Return 2010	rr_AnnualReturn2010	3.78%
Annual Return 2011	rr_AnnualReturn2011	2.75%
Annual Return 2012	rr_AnnualReturn2012	8.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.15%)
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Retail) | (WFA Absolute Return Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Retail) | (WFA Absolute Return Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
(Retail) | (WFA Absolute Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.44%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Performance Since 7/23/2003	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	The Annual Fund Operating Expenses table and the Example of Fund Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
[3]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[4]	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by net assets of the Fund on the last day of the period.
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[6]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.
[10]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. These ratios were 1.50% for Administrator Class.
[11]	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A and Class C at their inception. These ratios were 1.66% for Class A and 2.41% for Class C.